Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 2,037	$ 1,835	$ 3,901	$ 3,799
Employee benefits	238	284	496	476
Payroll taxes	85	54	183	112
Severance	0	0	0	0
Share-based expense	153	176	208	322
Total employee benefits expense	$ 2,513	$ 2,349	$ 4,788	$ 4,709